Loss per share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted share units
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares (in shares)	859,331	1,674,285	826,695
Warrants
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares (in shares)	1,492,307	1,492,306
Exchange Notes
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares (in shares)		52,619	51,762